Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 02, 2021	Dec. 31, 2020		Dec. 02, 2020
Current Assets:
Cash	$ 1,125,984		$ 2,090,522	$ 200,000
Prepaid expenses	540,545		789,431
Due from sponsor	563		563
Total current assets	1,538,506		2,880,516	200,000
Deferred offering costs				45,000
Prepaid expenses	79,129
Cash and marketable securities held in Trust Account	345,033,929		345,000,000
Total Assets	346,780,150		347,880,516	245,000
Liabilities and Stockholders' Equity Current liabilities:
Accounts payable and accrued expenses	61,332
Accrued offering costs and expenses			813,747	48,543
Promissory note-related party				175,000
Taxes payable	100,000
Due to related party	1,350
Total current liabilities	162,682		813,747	223,543
Warrant liability	13,793,134
Deferred underwriters' discount	12,075,000		12,075,000
Total liabilities	26,030,816		12,888,747	223,543
Commitments
Class A Common Stock subject to possible redemption, 34,500,000 and 0 shares at redemption value, respectively	345,000,000		329,991,760
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	24,137		5,021,282	24,137
Accumulated deficit	(24,275,666)		(22,286)	(3,543)
Total stockholders' equity	(24,250,666)	$ (32,569,540)	5,000,009	21,457		$ 0
Total Liabilities and stockholders' equity	346,780,150		347,880,516	245,000
Class B Common Stock
Stockholders' Equity:
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 8,625,000 shares issued and outstanding	$ 863		$ 863	$ 863	[1]

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).